Derivative Financial Instruments - Derivative Financial Instruments (Detail) (Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Asset derivatives fair value	$ 1,189	$ 13,288
Liability derivatives fair value	48,101	42,055
Accounts receivable-other [Member]
Derivative [Line Items]
Asset derivatives fair value	1,173	11,641
Accounts payable [Member]
Derivative [Line Items]
Liability derivatives fair value	32,431	20,209
Other assets [Member]
Derivative [Line Items]
Asset derivatives fair value	16	1,647
Other liabilities [Member]
Derivative [Line Items]
Liability derivatives fair value	$ 15,670	$ 21,846